(11) Intangible Assets: Schedule of Intangible Assets (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Intangible Assets

	Borinquen Container Corporation	International Surveillance Services Corp.	Patent	Total

Intangible assets:
Patent license agreement	$ -	$ -	$ 50,000	$ 50,000
Royalty agreement	11,616,984	5,003,583	-	16,620,567
Total intangible assets	11,616,984	5,003,583	50,000	16,670,567
Accumulated amortization	(831,072)	(625,448)	(21,759)	(1,478,279)
Intangible assets, net of accumulated amortization	$10,785,912	$ 4,378,135	$ 28,241	$15,192,288